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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               AMENDMENT NO. 1 TO
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

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1. Name and address of issuer:          MMA Praxis Mutual Funds
                                        3435 Steizer Road
                                        Columbus, Ohio 43219
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2. Name of each series or class of funds for which this notice is filed:

      MMA Praxis Mutual Funds:          Intermediate Income Fund
                                        Growth Fund
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3. Investment Company Act File Number:  811-8056
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   Securities Act File Number:  33-69724
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4. Last day of the fiscal year for which this notice is filed:

                                                        December 31, 1996
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                           [   ]

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable:


                         -----------------------------

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                             0

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                       0
                         -----------------------------

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9. Number and aggregate sale price of securities sold during the fiscal year:

                    Shares                              2,662,825,000
                    Price                              $31,968,351.00
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Shares                                2,662,825.000
                  Price                                $31,968,351.00
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                  Shares                                  235,086.000
                  Price                                 $2,880,638.00
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12. Calculation of registration fee:

      (i) Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24F-2:             $31,968,351.00
                                                             ------------------
     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans:                       $2,880,638.00
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    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year:                                 $7,473,692.00
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     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24E-2:                                    $0.00
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      (v) Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24F-2:      $27,375,297.00
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     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          registration:                                                   /3300
                                                             ------------------
    (vii) Fee Due:                                                    $8,295.54
                                                             ------------------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                        [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                        02/27/97

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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By (Signature and Title)* /s/ CLINT BARKER
                              ---------------------------------------------

                              Clint Barker, Secretary
                              ---------------------------------------------

    Date 2/27/97
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    *Please print the name and title of the signing officer below the signature.

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                             DECHERT PRICE & RHOADS
                               1500 K Street N.W.
                             Washington, D.C. 20005


                               February 25, 1997

MMA Praxis Mutual Funds
3435 Stelzer Road
Columbus, Ohio 43219

    Re: Rule 24f-2 Notice

Gentlemen:

        As counsel for MMA Praxis Mutual Funds (the "Trust"), a Delaware business trust, during the fiscal year ended December 31, 1996, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest relating to its two separate series of shares, MMA Praxis Intermediate Income Fund and MMA Praxis Growth Fund (the "Shares"), under the Securities Act of 1933 (the "Registration Statement"). We have also examined such other records, agreements, documents and instruments as we have deemed appropriate.

        Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Trust for its fiscal year ended December 31, 1996, assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, and fully paid and non-assessable by the Trust.

        We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Trust with the Securities and Exchange Commission for the Trust's fiscal year ended December 31, 1996.

                                       Very truly yours,


                                       Dechert Price & Rhoads